Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 06, 2021
Working Capital Surplus (Deficit)		$ 19,672
Cash and Cash Equivalents, at Carrying Value, Ending Balance		19,328	$ 4,412	$ 57
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total		(22,818)	(14,773)	(11,129)
Net Cash Provided by (Used in) Operating Activities, Total		6,040	$ 19,194	$ 716
Contractual Obligation, Total		$ 182,016
Subsequent Event [Member]
Contractual Obligation, Total					$ 211,171
Debt Instrument, Unused Borrowing Capacity, Amount					38,000
Payments of Contractual Obligation	$ 56,437
Subsequent Event [Member] | A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 23,815
Subsequent Event [Member] | M/T Julius Caesar [Member]
Interest in Vessel, Percentage					35.00%
Subsequent Event [Member] | M/T Legio X Equestris [Member]
Interest in Vessel, Percentage					35.00%